Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments at fair value:
Total investments	$ 479,975,810	$ 439,352,493
Receivables:
Tennant Company contributions	270,375	4,862,947
Notes from participants	6,147,072	6,011,511
Total receivables	6,417,447	10,874,458
Net assets available for benefits	486,393,257	450,226,951
Registered investment companies
Investments at fair value:
Total investments	83,299,572	86,890,829
Common investment trust funds
Investments at fair value:
Total investments	377,447,894	329,166,438
Tennant Company common stock
Investments at fair value:
Total investments	$ 19,228,344	$ 23,295,226